Supplement dated September 14, 2009 to the
Class I Shares Prospectuses

Dated January 30, 2009
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
VAN KAMPEN GOVERNMENT SECURITIES FUND
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
Van Kampen Strategic Municipal Income Fund,
as previously supplemented on May 29, 2009

Dated December 30, 2008
VAN KAMPEN CORPORATE BOND FUND,
as previously supplemented August 14, 2009 and January 6, 2009
VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on March 11, 2009
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund,
as previously supplemented on April 29, 2009
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen Technology Fund,
as previously supplemented on July 29, 2009

Dated November 1, 2008
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen Emerging Markets Fund,
as previously supplemented on April 17, 2009 and November 20, 2008
Van Kampen Equity Growth Fund
Van Kampen Global Equity Allocation Fund,
as previously supplemented on November 20, 2008
Van Kampen Global Franchise Fund,
as previously supplemented on August 7, 2009, April 29, 2009,
November 20, 2008 and November 1, 2008

May 30, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Inflation-Linked Fixed Income Fund,
as previously supplemented on August 14, 2009, November 20, 2008 and September 26, 2008

The Prospectuses are hereby supplemented as follows:

1)     The first paragraph of the section titled “Purchase of Shares – General” is hereby deleted in its entirety and replaced with the following:

This Prospectus offers Class I Shares of the Fund. Class I Shares are offered without any upfront or deferred sales charges on purchases or sales and without any ongoing distribution (12b-1) fee or service fee. Class I Shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts and (v) certain Van Kampen investment companies.

2)     The last sentence in the second paragraph of the section titled “Purchase of Shares – General” is deleted in its entirety and replaced with the following:

Eligible institutions referenced in item (i) in the preceding paragraph may only purchase shares directly from the Distributor.

3)     The second paragraph of the section titled “Purchase of Shares – How to Buy Shares” is hereby deleted in its entirety and replaced with the following:

Class I Shares may be purchased on any business day through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser, who will submit orders to the Fund’s shareholder service agent, Investor Services, or Class I Shares may be purchased directly through the Distributor as described herein.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT24 9/09